CURRENT AND DEFERRED TAXES - Schedule of composition of current tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balances of Deferred Tax [Line Items]
Income tax provision, current liabilities	$ 31,950	$ 6,281
Income tax provision, Non-current liabilities	0	0
Income tax provision, total liabilities	31,950	6,281
Total current tax liabilities, current liabilities	31,950	6,281
Total current tax liabilities, non-current liabilities	0	0
Total current tax liabilities, total liabilities	31,950	$ 6,281
Holdco I S.A
Schedule of Balances of Deferred Tax [Line Items]
Credit for foreign taxes paid	9,489
LATAM Airlines Group S.A.
Schedule of Balances of Deferred Tax [Line Items]
Credit for foreign taxes paid	$ 75,201